UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2010

Item 1. Reports to Stockholders

Fidelity®

New York Municipal
Money Market
Fund

Semiannual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Actual	.32%	$ 1,000.00	$ 1,000.10	$ 1.59 **
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.21	$ 1.61 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been .51% and the expenses paid in the actual and hypothetical examples above would have been $2.53 and $2.56, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/10	% of fund's investments 1/31/10	% of fund's investments 7/31/09
0 - 30	84.3	90.9	88.7
31 - 90	6.2	1.9	4.6
91 - 180	2.4	5.0	3.1
181 - 397	7.1	2.2	3.6
Weighted Average Maturity
	7/31/10	1/31/10	7/31/09
Fidelity New York Municipal Money Market Fund	32 Days	21 Days	23 Days
New York Tax-Free Money Market Fund Average*	32 Days	28 Days	29 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	7/31/10	1/31/10	7/31/09
Fidelity New York Municipal Money Market Fund	32 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
Variable Rate Demand Notes (VRDNs) 74.4%	Variable Rate Demand Notes (VRDNs) 77.4%
Commercial Paper (including CP Mode) 10.3%	Commercial Paper (including CP Mode) 7.7%
Tender Bonds 0.9%	Tender Bonds 0.2%
Municipal Notes 7.1%	Municipal Notes 8.0%
Fidelity Municipal Cash Central Fund 5.6%	Fidelity Municipal Cash Central Fund 6.0%
Other Investments 1.3%	Other Investments 0.6%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 0.1%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 5,400,000	$ 5,400,000
California - 0.1%
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.63%, VRDN (b)(e)	2,000,000	2,000,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	4,000,000	4,000,000
		6,000,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.32%, LOC Bank of America NA, VRDN (b)(e)	1,500,000	1,500,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,400,000	2,400,000
		3,900,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.46%, LOC RBS Citizens NA, VRDN (b)	3,600,000	3,600,000
Massachusetts - 0.5%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.95% tender 8/5/10, CP mode	7,000,000	7,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (b)	14,600,000	14,600,000
		21,600,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	5,900,000	5,900,000
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Series 2005 A2, 0.3%, LOC Bayerische Landesbank, VRDN (b)(e)	5,615,000	5,615,000
		11,515,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 8/3/10, CP mode	6,800,000	6,800,000
New York - 83.4%
Albany Gen. Oblig. BAN 2% 8/27/10	14,645,000	14,657,518
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.45%, LOC HSBC Bank USA, NA, VRDN (b)(e)	$ 1,645,000	$ 1,645,000
Cooperstown Central School District BAN 1.5% 6/29/11	6,780,000	6,834,516
Depew Union Free School District BAN 1.5% 1/13/11	15,000,000	15,059,291
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.38%, LOC HSBC Bank USA, NA, VRDN (b)(e)	9,425,000	9,425,000
Evans-Brant (Lake Shore) Central School District BAN Series 2010, 1.5% 2/17/11	5,600,000	5,628,062
Greece Central School District BAN Series 2009, 1.5% 12/30/10	12,000,000	12,049,892
Guilderland Central School District:
BAN 1% 12/17/10	22,442,627	22,490,693
TAN 1% 10/21/10	5,000,000	5,006,471
Haverstraw BAN Series 2010 A, 1.5% 3/11/11	18,520,000	18,642,217
Islip Gen. Oblig. BAN 1.5% 10/14/10	6,675,000	6,690,331
Lancaster Central School District BAN 1.25% 7/1/11	10,875,000	10,948,242
Lancaster Gen. Oblig. BAN 1.5% 7/22/11	13,075,000	13,196,318
Locust Valley Central School District TAN 1.5% 6/23/11	5,000,000	5,047,089
Long Island Pwr. Auth. Elec. Sys. Rev.:
0.35% 10/8/10, LOC State Street Bank & Trust Co., Boston, CP	9,450,000	9,450,000
0.37% 8/12/10, LOC State Street Bank & Trust Co., Boston, CP	13,250,000	13,250,000
0.37% 10/14/10, LOC JPMorgan Chase Bank, CP	10,200,000	10,200,000
Massapequa Union Free School District BAN 1.5% 7/29/11	2,684,172	2,709,302
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	23,800,000	23,800,000
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 0.45%, LOC HSBC Bank USA, NA, VRDN (b)(e)	160,000	160,000
Monroe Woodbury Central School District BAN Series 2009, 1.75% 11/12/10	3,873,500	3,883,244
Mount Sinai Union Free School District TAN Series 2010, 1.25% 6/30/11	12,800,000	12,877,754
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26%, LOC Bank of America NA, VRDN (b)	12,650,000	12,650,000
Nassau County Interim Fin. Auth. Series 2008 B, 0.27% (Liquidity Facility KBC Bank NV), VRDN (b)	111,550,000	111,550,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C1, 0.32%, tender 8/28/10, LOC Wells Fargo Bank NA (b)	22,375,000	22,375,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Nassau Health Care Corp. Rev. Bonds: - continued
Series 2009 D2, 0.34%, tender 10/27/10, LOC JPMorgan Chase Bank (b)	$ 19,675,000	$ 19,675,000
New York City Gen. Oblig.:
Participating VRDN:
ROC II R 11636, 0.29% (Liquidity Facility Citibank NA) (b)(f)	7,760,000	7,760,000
Series BA 08 1052, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	4,425,000	4,425,000
Series BA 08 1064, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	18,050,000	18,050,000
Series Putters 2949, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	14,170,000	14,170,000
Series Putters 2951, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,065,000	3,065,000
Series Putters 3118, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,180,000	5,180,000
Series Putters 3198, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,665,000	10,665,000
Series Putters 3217, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,905,000	16,905,000
Series 1995 B8, 0.27%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	11,000,000	11,000,000
Series 1995 F3, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	8,375,000	8,375,000
Series 1995 F5, 0.27%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	30,000	30,000
Series 2003 H2, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	1,100,000	1,100,000
Series 2004 A2, 0.28%, LOC Bank of America NA, VRDN (b)	14,400,000	14,400,000
Series 2004 A6, 0.24%, LOC Landesbank Baden-Wuert, VRDN (b)	19,425,000	19,425,000
Series 2004 H6, 0.24%, LOC Bank of America NA, VRDN (b)	49,080,000	49,080,000
Series 2006 I4, 0.26%, LOC Bank of New York, New York, VRDN (b)	1,760,000	1,760,000
Series 2008 J11, 0.28% (Liquidity Facility KBC Bank NV), VRDN (b)	17,700,000	17,700,000
Series 2008 J7, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	11,135,000	11,135,000
Series 2008 J8, 0.38%, LOC Landesbank Baden-Wuert, VRDN (b)	14,300,000	14,300,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.45%, LOC RBS Citizens NA, VRDN (b)	$ 15,000,000	$ 15,000,000
(Cook Street Apts. Proj.) Series A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,680,000	4,680,000
(Elliott Chelsea Dev.) Series 2010 A, 0.25%, LOC Citibank NA, VRDN (b)	7,000,000	7,000,000
(Pitt Street Residence Proj.) Series A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(e)	31,000,000	31,000,000
(The Crest Proj.) Series 2005 A, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,200,000	1,200,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,430,000	5,430,000
(89 Murray St. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.3%, LOC Citibank NA, VRDN (b)(e)	23,500,000	23,500,000
(First Avenue Dev. Proj.) Series 2002 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	18,000,000	18,000,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.27%, LOC Citibank NA, VRDN (b)(e)	10,900,000	10,900,000
(Related-Upper East Proj.) Series A, 0.38%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	57,000,000	57,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	26,500,000	26,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.27%, LOC Citibank NA, VRDN (b)(e)	1,500,000	1,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	20,000,000	20,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	15,200,000	15,200,000
(Morris Avenue Apts. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	44,885,000	44,885,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	45,550,000	45,550,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Sierra Dev. Proj.) Series A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	$ 40,000,000	$ 40,000,000
(West 43rd Street Proj.) Series 1999 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	24,200,000	24,200,000
Series 2008 A, 0.27%, LOC Freddie Mac, VRDN (b)(e)	71,550,000	71,550,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.38%, LOC Bank of America NA, VRDN (b)	2,250,000	2,250,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Korean Airlines Proj.):
Series 1997 A, 0.25%, LOC HSBC Bank USA, NA, VRDN (b)(e)	31,400,000	31,400,000
Series 1997 B, 0.25%, LOC HSBC Bank USA, NA, VRDN (b)(e)	14,800,000	14,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
ROC II R 11678, 0.28% (Liquidity Facility Citibank NA) (b)(f)	5,465,000	5,465,000
Series 07 1038, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	35,770,000	35,770,000
Series BA 08 1192, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	2,750,000	2,750,000
Series BA 08 1206, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	4,400,000	4,400,000
Series BBT 08 15, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,870,000	18,870,000
Series BC 09 39B, 0.25% (Liquidity Facility Barclays Bank PLC) (b)(f)	4,000,000	4,000,000
Series EGL 06 74 Class A, 0.28% (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series EGL 07 0157, 0.28% (Liquidity Facility Citibank NA) (b)(f)	14,000,000	14,000,000
Series EGL 7050083 Class A, 0.28% (Liquidity Facility Citibank NA) (b)(f)	28,015,000	28,015,000
Series Putters 1289, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,835,000	3,835,000
Series Putters 2559, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,555,000	3,555,000
Series Putters 3384, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,875,000	1,875,000
Series Putters 3465, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3482, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 7,745,000	$ 7,745,000
Series Putters 3496Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,025,000	8,025,000
Series Putters 3497Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,260,000	13,260,000
Series Putters 3557, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,065,000	4,065,000
Series Putters 3587, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,825,000	10,825,000
Series Putters 998, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,280,000	20,280,000
Series ROC II R 11249, 0.28% (Liquidity Facility Citibank NA) (b)(f)	10,165,000	10,165,000
Series ROC II R 11635, 0.28% (Liquidity Facility Citibank NA) (b)(f)	10,000,000	10,000,000
Series ROC II R 406, 0.28% (Liquidity Facility Citibank NA) (b)(f)	25,075,000	25,075,000
Series ROC II R 441, 0.28% (Liquidity Facility Citibank NA) (b)(f)	13,500,000	13,500,000
Series ROC II R380, 0.28% (Liquidity Facility Citibank NA) (b)(f)	13,300,000	13,300,000
Series 2008 BB2, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	25,000,000	25,000,000
Series 7, 0.34% 4/26/11, CP	50,400,000	50,400,000
Series 8, 0.49% 2/7/11, CP	50,600,000	50,600,000
Series AA3, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,100,000	7,100,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series 2010 H, 1.5% 11/1/10	3,225,000	3,234,672
Participating VRDN:
Series BA 08 1075, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BA 08 1079, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BA 08 3505, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	4,035,000	4,035,000
Series Putters 3218, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,300,000	5,300,000
Series Putters 3544, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,655,000	10,655,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 1999 A2, 0.24% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	$ 17,600,000	$ 17,600,000
Series 2003 1E, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	6,300,000	6,300,000
Series 2007 A3, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	44,005,000	44,005,000
New York City Trust Cultural Resources Rev. Participating VRDN Series Putters 3680, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500,000	3,500,000
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Bonds Series 2010 A, 1.5% 2/15/11	8,175,000	8,224,175
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series BA 08 1189, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	6,750,000	6,750,000
Series Putters 3239, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,075,000	5,075,000
Series Putters 3281Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,015,000	7,015,000
Series Putters 3518, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,240,000	6,240,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series PT 4623, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(f)	17,700,000	17,700,000
Series Putters 3382, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995,000	4,995,000
Series Putters 3383, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,500,000	8,500,000
Series ROC II R 11722, 0.28% (Liquidity Facility Citibank NA) (b)(f)	1,735,000	1,735,000
Series SGA 01 132, 0.28% (Liquidity Facility Societe Generale) (b)(f)	2,000,000	2,000,000
(City Univ. Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (b)	55,550,000	55,550,000
(College of New Rochelle Proj.) Series 2008, 0.36%, LOC RBS Citizens NA, VRDN (b)	19,700,000	19,700,000
(Culinary Institute of America Proj.) Series 2004 D, 0.25%, LOC TD Banknorth, NA, VRDN (b)	4,625,000	4,625,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	17,275,000	17,275,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Pratt Institute Proj.) Series 2009 A, 0.27%, LOC TD Banknorth, NA, VRDN (b)	$ 9,600,000	$ 9,600,000
(The Culinary Institute of America Proj.) Series 2004 C, 0.25%, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	2,080,000	2,080,000
Series 2008 A1, 0.24%, LOC Bank of America NA, VRDN (b)	10,130,000	10,130,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	7,500,000	7,500,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	19,300,000	19,300,000
Series 2000 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
(1500 Lexington Avenue Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(e)	15,475,000	15,475,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (b)	8,375,000	8,375,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	22,000,000	22,000,000
Series 2002 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	15,800,000	15,800,000
Series 2004 A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	8,500,000	8,500,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.26%, LOC Fannie Mae, VRDN (b)(e)	9,900,000	9,900,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.27%, LOC Landesbank Baden-Wuert, VRDN (b)	45,500,000	45,500,000
(455 West 37th Street Hsg. Proj.) Series A, 0.32%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	78,600,000	78,600,000
(505 West 37th Street Proj.) Series 2008 A, 0.33%, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	28,600,000	28,600,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.28%, LOC Bank of New York, New York, VRDN (b)	18,300,000	18,300,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.25%, LOC Bank of New York, New York, VRDN (b)(e)	255,200,000	255,200,000
Series 2008 A, 0.29%, LOC Bank of New York, New York, VRDN (b)(e)	50,000,000	50,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(66 West 38th Street Hsg. Proj.) Series A:
0.25%, LOC Fannie Mae, VRDN (b)(e)	$ 30,300,000	$ 30,300,000
0.26%, LOC Fannie Mae, VRDN (b)(e)	4,750,000	4,750,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	10,000,000	10,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	58,500,000	58,500,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.25%, LOC Freddie Mac, VRDN (b)(e)	54,400,000	54,400,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.26%, LOC Freddie Mac, VRDN (b)(e)	13,000,000	13,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	14,925,000	14,925,000
(Hegeman Residence Apts. Proj.) Series 2010 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	7,600,000	7,600,000
(Helena Hsg. Proj.) Series 2003 A, 0.27%, LOC Fannie Mae, VRDN (b)(e)	30,000,000	30,000,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	30,770,000	30,770,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)(e)	160,800,000	160,800,000
(Saville Hsg. Proj.) Series 2002 A, 0.25%, LOC Freddie Mac, VRDN (b)(e)	10,000,000	10,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.29%, LOC Freddie Mac, VRDN (b)(e)	15,900,000	15,900,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.29%, LOC Freddie Mac, VRDN (b)(e)	4,900,000	4,900,000
(South Cove Plaza Proj.) Series A, 0.3%, LOC Freddie Mac, VRDN (b)(e)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (b)(e)	19,300,000	19,300,000
(Union Square South Proj.) Series 1996 A, 0.25%, LOC Fannie Mae, VRDN (b)(e)	26,300,000	26,300,000
(West 37th St. Hsg. Proj.) Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)(e)	9,900,000	9,900,000
(West 38th Street Hsg. Proj.) Series A, 0.24%, LOC Fannie Mae, VRDN (b)(e)	2,300,000	2,300,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.24%, LOC Bank of America NA, VRDN (b)	32,680,000	32,680,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Svc. Contract Rev.: - continued
Series 2003 M1, 0.24%, LOC Bank of America NA, VRDN (b)	$ 22,200,000	$ 22,200,000
Series 2003 M2, 0.24%, LOC Bank of America NA, VRDN (b)	4,200,000	4,200,000
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.38% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	80,690,000	80,690,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 B2, 0.25%, LOC BNP Paribas SA, VRDN (b)	12,000,000	12,000,000
Series 2008 B3, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (b)	5,060,000	5,060,000
Series 2008 B4, 0.25%, LOC KBC Bank NV, VRDN (b)	10,040,000	10,040,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.24%, LOC BNP Paribas New York Branch, VRDN (b)	44,500,000	44,500,000
Series A, 0.4% 8/11/10, LOC ABN-AMRO Bank NV, CP	17,800,000	17,800,000
Series B, 0.35% 8/10/10, LOC ABN-AMRO Bank NV, CP	51,100,000	51,100,000
Series C:
0.4% 9/16/10, LOC ABN-AMRO Bank NV, CP	25,800,000	25,800,000
0.4% 10/13/10, LOC ABN-AMRO Bank NV, CP	29,200,000	29,200,000
New York Pwr. Auth.:
Series 1:
0.29% 8/11/10, CP	4,000,000	4,000,000
0.32% 9/2/10, CP	10,000,000	10,000,000
0.32% 9/16/10, CP	1,400,000	1,400,000
0.32% 10/6/10, CP	10,000,000	10,000,000
0.33% 10/6/10, CP	10,000,000	10,000,000
0.35% 8/18/10, CP	3,162,000	3,162,000
0.35% 10/8/10, CP	30,700,000	30,700,000
0.37% 4/26/11, CP	5,000,000	5,000,000
0.41% 3/6/11, CP	25,250,000	25,250,000
0.43% 10/8/10, CP	29,828,000	29,828,000
Series 2, 0.35% 10/7/10, CP	3,290,000	3,290,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C1, 0.25%, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	16,800,000	16,800,000
Series 2004 C3, 0.26%, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	5,000,000	5,000,000
Series 2005 A2, 0.24%, LOC Mizuho Corporate Bank Ltd., VRDN (b)	10,500,000	10,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev.: - continued
(Consolidated Edison Co. Proj.):
Series C2, 0.3%, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	$ 28,000,000	$ 28,000,000
New York State Gen. Oblig. Bonds Series 2010 A, 2% 3/1/11	14,990,000	15,134,968
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	2,000,000	2,000,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2002 A, 5.25% 4/1/11	1,340,000	1,382,621
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2010 A, 3% 4/1/11	18,290,000	18,606,142
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,055,000	9,055,000
Newburgh City School District BAN Series B, 1.5% 12/17/10	23,000,000	23,086,891
North Hempstead Gen. Oblig. BAN Series 2010 B, 1.5% 6/10/11	26,400,000	26,645,632
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.45%, LOC Citibank NA, VRDN (b)(e)	1,100,000	1,100,000
Rockland Indl. Dev. Agcy. Civic Facility Rev. (Dominican College of Blauvelt Proj.) Series 2006 A, 0.27%, LOC TD Banknorth, NA, VRDN (b)	14,370,000	14,370,000
Rockville Ctr. Union Free School District TAN 1.25% 6/24/11 (a)	8,000,000	8,056,240
Tarrytown Union Free School District BAN 1.5% 8/13/10	20,000,000	20,006,470
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series Putters 3093, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,465,000	11,465,000
Series Putters 3330, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	24,485,000	24,485,000
Series 2002 F, 0.25% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	5,025,000	5,025,000
Series 2005 B3, 0.33% (Liquidity Facility Bank of America NA), VRDN (b)	56,855,000	56,855,000
Series 2005 B4, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	11,425,000	11,425,000
Ulster County Gen. Oblig. BAN Series 2009, 1.5% 11/19/10	13,924,300	13,966,893
Union-Endicott Central School District BAN:
Series 2009, 2% 8/13/10	13,600,000	13,604,032
1.25% 6/30/11	18,150,000	18,197,400
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Vestal Gen. Oblig. BAN 1.5% 5/20/11	$ 11,625,000	$ 11,715,582
Watertown Enlarged City School District BAN 1.5% 9/17/10	10,550,000	10,562,356
West Seneca Central School District BAN 1.5% 12/1/10	5,750,000	5,764,491
Whitesboro Central School District BAN 1.5% 6/17/11	17,000,000	17,136,224
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	16,310,000	16,310,000
Yorktown Central School District BAN Series 2010, 1.5% 3/2/11	8,300,000	8,352,068
		3,987,702,797
New York & New Jersey - 7.2%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/10 (e)	12,530,000	12,710,884
Participating VRDN:
Series BA 07 1043, 0.28% (Liquidity Facility Bank of America NA) (b)(f)	1,425,000	1,425,000
Series BA 08 1055, 0.34% (Liquidity Facility Bank of America NA) (b)(e)(f)	15,580,000	15,580,000
Series BA 08 1066, 0.34% (Liquidity Facility Bank of America NA) (b)(e)(f)	8,205,000	8,205,000
Series BA 08 1067, 0.34% (Liquidity Facility Bank of America NA) (b)(e)(f)	16,840,000	16,840,000
Series BA 08 1107, 0.34% (Liquidity Facility Bank of America NA) (b)(e)(f)	8,085,000	8,085,000
Series BA 09 1213, 0.27% (Liquidity Facility Bank of America NA) (b)(f)	7,300,000	7,300,000
Series EGL 06 107 Class A, 0.34% (Liquidity Facility Citibank NA) (b)(e)(f)	81,600,000	81,600,000
Series Putters 1546, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,335,000	12,335,000
Series Putters 2945, 0.37% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,665,000	1,665,000
Series Putters 3090, 0.37% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,550,000	5,550,000
Series Putters 3114, 0.37% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	15,790,000	15,790,000
Series Putters 3115, 0.37% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,660,000	6,660,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3523, 0.43% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	$ 7,365,000	$ 7,365,000
Series ROC II R 11715, 0.34% (Liquidity Facility Citibank NA) (b)(e)(f)	11,250,000	11,250,000
Series ROC II R 11743, 0.34% (Liquidity Facility Citibank NA) (b)(e)(f)	5,605,000	5,605,000
Series ROC II R 238, 0.34% (Liquidity Facility Citibank NA) (b)(e)(f)	6,925,000	6,925,000
Series ROC II R 664, 0.29% (Liquidity Facility Citibank NA) (b)(f)	5,140,000	5,140,000
Series 1991 2, 0.36%, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 2004 3, 0.34%, VRDN (b)	5,365,000	5,365,000
Series 2004 4, 0.42%, VRDN (b)(e)	3,540,000	3,540,000
Series A:
0.45% 9/1/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	49,725,000	49,725,000
0.45% 9/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	2,055,000	2,055,000
0.45% 9/8/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	21,400,000	21,400,000
Series B:
0.31% 9/15/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	11,510,000	11,510,000
0.4% 8/19/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	6,090,000	6,090,000
		344,825,884
Ohio - 1.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (b)(e)	30,600,000	30,600,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.49%, VRDN (b)	9,000,000	9,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.37%, LOC RBS Citizens NA, VRDN (b)	6,300,000	6,300,000
		45,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.6%
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 23,345,000	$ 23,345,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,700,000	4,700,000
		28,045,000
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Carolina Ceramics LLC Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,000,000	2,000,000
Texas - 0.5%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.35%, LOC Dexia Cr. Local de France, VRDN (b)	4,400,000	4,400,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	4,000,000	4,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.57% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(e)	5,000,000	5,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.5%, VRDN (b)(e)	10,000,000	10,000,000
		23,400,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.34%, LOC Fortis Banque SA, VRDN (b)(e)	5,000,000	5,000,000
	Shares
Other - 5.6%
Fidelity Municipal Cash Central Fund, 0.30% (c)(d)	265,289,000	265,289,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $4,760,977,681)		4,760,977,681
NET OTHER ASSETS (LIABILITIES) - 0.4%		21,208,868
NET ASSETS - 100%		$ 4,782,186,549
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.36%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 436,495
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,495,688,681)	$ 4,495,688,681
Fidelity Central Funds (cost $265,289,000)	265,289,000
Total Investments (cost $4,760,977,681)		$ 4,760,977,681
Cash		1,935,373
Receivable for investments sold		35,412,880
Receivable for fund shares sold		48,977,714
Interest receivable		3,814,317
Distributions receivable from Fidelity Central Funds		74,013
Other receivables		1,510
Total assets		4,851,193,488

Liabilities
Payable for investments purchased Regular delivery	$ 6,501,006
Delayed delivery	8,056,240
Payable for fund shares redeemed	52,045,173
Distributions payable	395
Accrued management fee	1,244,381
Other affiliated payables	1,119,986
Other payables and accrued expenses	39,758
Total liabilities		69,006,939

Net Assets		$ 4,782,186,549
Net Assets consist of:
Paid in capital		$ 4,782,090,543
Distributions in excess of net investment income		(2,467)
Accumulated undistributed net realized gain (loss) on investments		98,473
Net Assets, for 4,778,657,198 shares outstanding		$ 4,782,186,549
Net Asset Value, offering price and redemption price per share ($4,782,186,549 ÷ 4,778,657,198 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 7,649,373
Income from Fidelity Central Funds		436,495
Total income		8,085,868

Expenses
Management fee	$ 9,095,798
Transfer agent fees	3,056,413
Accounting fees and expenses	213,237
Custodian fees and expenses	35,800
Independent trustees' compensation	9,042
Registration fees	34,105
Audit	21,633
Legal	20,902
Miscellaneous	29,194
Total expenses before reductions	12,516,124
Expense reductions	(4,673,159)	7,842,965
Net investment income		242,903
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		99,340
Net increase in net assets resulting from operations		$ 342,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 242,903	$ 5,117,584
Net realized gain (loss)	99,340	151,823
Net increase in net assets resulting from operations	342,243	5,269,407
Distributions to shareholders from net investment income	(245,370)	(5,116,036)
Distributions to shareholders from net realized gain	(50,542)	-
Total distributions	(295,912)	(5,116,036)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,694,560,363	15,298,560,566
Reinvestment of distributions	292,890	5,054,537
Cost of shares redeemed	(7,996,352,988)	(16,162,957,916)
Net increase (decrease) in net assets and shares resulting from share transactions	(301,499,735)	(859,342,813)
Total increase (decrease) in net assets	(301,453,404)	(859,189,442)

Net Assets
Beginning of period	5,083,639,953	5,942,829,395
End of period (including distributions in excess of net investment income of $2,467 and $0, respectively)	$ 4,782,186,549	$ 5,083,639,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.015	.031	.030	.021
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.015	.031	.030	.021
Distributions from net investment income	- F	(.001)	(.015)	(.031)	(.030)	(.021)
Distributions from net realized gain	- F	-	- F	- F	-	- F
Total distributions	- F	(.001)	(.015)	(.031)	(.030)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.09%	1.49%	3.17%	3.06%	2.11%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.54%	.52%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.32% A	.46%	.52%	.50%	.51%	.51%
Expenses net of all reductions	.32% A	.46%	.47%	.40%	.39%	.40%
Net investment income	.01% A	.09%	1.45%	3.11%	3.02%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,782,187	$ 5,083,640	$ 5,942,829	$ 5,571,762	$ 4,518,523	$ 3,583,892

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund paid excise taxes on undistributed short-term capital gains which is included in Miscellaneous expense on the Statement of Operations. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 4,760,977,681

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $4,670,735.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $2,424.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFS-USAN-0910
1.853335.103

Fidelity®

New York AMT
Tax-Free Money Market Fund -

Fidelity New York AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
New York AMT Tax-Free Money Market	.28%
Actual		$ 1,000.00	$ 1,000.10	$ 1.39
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.40
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.50	$ .99
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class	.29%
Actual		$ 1,000.00	$ 1,000.05	$ 1.44**
HypotheticalA		$ 1,000.00	$ 1,023.36	$ 1.45**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/10	% of fund's investments 1/31/10	% of fund's investments 7/31/09
0 - 30	85.0	89.5	87.4
31 - 90	3.9	2.4	6.4
91 - 180	1.3	6.9	3.2
181 - 397	9.8	1.2	3.0
Weighted Average Maturity
	7/31/10	1/31/10	7/31/09
Fidelity New York AMT Tax-Free Money Market Fund	36 Days	21 Days	22 Days
New York Tax-Free Money Market Funds Average *	32 Days	28 Days	29 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	7/31/10	1/31/10	7/31/09
Fidelity New York AMT Tax-Free Money Market Fund	36 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

** Information not available

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
Variable Rate Demand Notes (VRDNs) 75.4%	Variable Rate Demand Notes (VRDNs) 79.2%
Commercial Paper (including CP Mode) 10.9%	Commercial Paper (including CP Mode) 8.2%
Tender Bonds 1.0%	Tender Bonds 0.0%
Municipal Notes 6.2%	Municipal Notes 8.6%
Fidelity Tax-Free Cash Central Fund 4.8%	Fidelity Tax-Free Cash Central Fund 1.9%
Other Investments 1.0%	Other Investments 0.3%
Net Other Assets (Liabilities) 0.7%	Net Other Assets (Liabilities) 1.8%

Semiannual Report

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 2,500,000	$ 2,500,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	1,900,000	1,900,000
Florida - 1.2%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.3%, LOC Northern Trust Co., Chicago, VRDN (b)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.31%, LOC Bank of Scotland PLC, VRDN (b)	8,200,000	8,200,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.37% 8/5/10, LOC Dexia Cr. Local de France, CP	8,000,000	8,000,000
		21,700,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.28% (Liquidity Facility Bank of America NA) (b)(e)	4,170,000	4,170,000
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. (Worcester Polytechnic Institute Proj.) Series A, 0.26%, LOC TD Banknorth, NA, VRDN (b)	7,745,000	7,745,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.28% (Liquidity Facility Bayerische Landesbank), VRDN (b)	3,300,000	3,300,000
		11,045,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800,000	2,800,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 8/3/10, CP mode	2,500,000	2,500,000
New York - 86.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.3%, LOC Bank of America NA, VRDN (b)	6,475,000	6,475,000
Battery Park City Auth. Rev. Participating VRDN Series BC 10 1B, 0.25% (Liquidity Facility Barclays Bank PLC) (b)(e)	4,700,000	4,700,000
East Aurora Union Free School District BAN 1.5% 2/11/11	20,847,864	20,960,310
East Ramapo Central School District TAN 1.5% 6/21/11	5,000,000	5,046,825
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.35%, LOC RBS Citizens NA, VRDN (b)	$ 1,700,000	$ 1,700,000
Greene Co. Gen. Oblig. BAN Series 2009, 2% 12/17/10	12,000,000	12,066,784
Guilderland Central School District BAN 1.25% 7/21/11	2,605,504	2,621,576
Haverstraw BAN Series 2010 A, 1.5% 3/11/11	7,500,000	7,549,494
Herricks Union Free School District BAN 1.5% 5/17/11	7,795,000	7,857,028
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	24,450,000	24,450,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2006 F, 5% 5/1/11	7,300,000	7,530,754
Series 2001 1B, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,100,000	1,100,000
Massapequa Union Free School District TAN 1.5% 6/23/11	7,500,000	7,566,513
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26%, LOC Bank of America NA, VRDN (b)	7,550,000	7,550,000
Nassau County Interim Fin. Auth.:
Series 2008 A, 0.22% (Liquidity Facility BNP Paribas SA), VRDN (b)	29,200,000	29,200,000
Series 2008 B, 0.27% (Liquidity Facility KBC Bank NV), VRDN (b)	3,450,000	3,450,000
Nassau Health Care Corp. Rev. Bonds:
Series 2009 C2, 0.35%, tender 10/7/10, LOC Wells Fargo Bank NA (b)	10,500,000	10,500,000
Series 2009 D2, 0.34%, tender 10/27/10, LOC JPMorgan Chase Bank (b)	7,300,000	7,300,000
New York City Gen. Oblig.:
Bonds:
Series 2004 I, 5% 8/1/10	1,495,000	1,495,000
Series 2006 G, 5% 8/1/10	1,050,000	1,050,000
Series 2008 D1, 4% 12/1/10	1,000,000	1,011,519
Series 2009 B1, 4% 9/1/10	2,800,000	2,808,654
Participating VRDN:
Series BA 08 1052, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	12,895,000	12,895,000
Series BA 08 1064, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	13,040,000	13,040,000
Series BA 08 1131, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	9,715,000	9,715,000
Series Putters 2279, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995,000	4,995,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2951, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,460,000	$ 4,460,000
Series Putters 3118, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,185,000	5,185,000
Series Putters 3282, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,650,000	6,650,000
Series 1995 B8, 0.27%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	7,000,000	7,000,000
Series 1995 F3, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	1,300,000	1,300,000
Series 1995 F5, 0.27%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	12,370,000	12,370,000
Series 2003 C3, 0.24%, LOC BNP Paribas SA, VRDN (b)	17,700,000	17,700,000
Series 2004 A2, 0.28%, LOC Bank of America NA, VRDN (b)	14,650,000	14,650,000
Series 2004 A6, 0.24%, LOC Landesbank Baden-Wuert, VRDN (b)	5,400,000	5,400,000
Series 2006 I4, 0.26%, LOC Bank of New York, New York, VRDN (b)	8,300,000	8,300,000
Series 2006 I8, 0.28%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Series 2008 J10, 0.21% (Liquidity Facility BNP Paribas SA), VRDN (b)	8,730,000	8,730,000
Series 2008 J11, 0.28% (Liquidity Facility KBC Bank NV), VRDN (b)	9,600,000	9,600,000
Series 2008 J7, 0.3%, LOC Landesbank Baden-Wuert, VRDN (b)	33,150,000	33,150,000
Series 2008 J8, 0.38%, LOC Landesbank Baden-Wuert, VRDN (b)	12,800,000	12,800,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.45%, LOC RBS Citizens NA, VRDN (b)	12,500,000	12,500,000
(Columbus Apts. Proj.) Series A, 0.21%, LOC Fannie Mae, VRDN (b)	3,200,000	3,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	11,270,000	11,270,000
(Planned Parenthood Proj.) 0.38%, LOC Bank of America NA, VRDN (b)	1,800,000	1,800,000
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.27%, LOC Lloyds TSB Bank PLC, VRDN (b)	7,800,000	7,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1192, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	$ 2,750,000	$ 2,750,000
Series BA 08 1206, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	4,400,000	4,400,000
Series BBT 08 15, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,800,000	6,800,000
Series BC 10 36B, 0.25% (Liquidity Facility Barclays Bank PLC) (b)(e)	8,980,000	8,980,000
Series Putters 2559, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775,000	1,775,000
Series Putters 3223, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,430,000	12,430,000
Series Putters 3231Z, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500,000	1,500,000
Series Putters 3384, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,870,000	1,870,000
Series Putters 3484, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000,000	2,000,000
Series Putters 3557, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,965,000	5,965,000
Series Putters 3744, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400,000	3,400,000
Series ROC II R 10381, 0.28% (Liquidity Facility Citibank NA) (b)(e)	6,105,000	6,105,000
Series ROC II R 11264, 0.28% (Liquidity Facility Citibank NA) (b)(e)	4,005,000	4,005,000
Series ROC II R 406, 0.28% (Liquidity Facility Citibank NA) (b)(e)	16,870,000	16,870,000
Series 2003 F2, 0.27% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	4,400,000	4,400,000
Series 2006 AA1, 0.33% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,800,000	2,800,000
Series 2008 B1, 0.24% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,975,000	2,975,000
Series 2008 B2, 0.26% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	2,100,000	2,100,000
Series 2008 BB2, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	17,200,000	17,200,000
Series 7, 0.34% 4/26/11, CP	21,100,000	21,100,000
Series 8, 0.49% 2/7/11, CP	21,100,000	21,100,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series AA3, 0.36% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 2,400,000	$ 2,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	5,000,000	5,000,000
Series BA 08 1079, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	5,000,000	5,000,000
Series BA 08 1190, 0.27% (Liquidity Facility Bank of America NA) (b)(e)	5,610,000	5,610,000
Series 1999 A2, 0.24% (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	5,800,000	5,800,000
Series 2003 1A, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,800,000	3,800,000
Series 2003 1E, 0.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	4,585,000	4,585,000
Series 2003 2A, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,445,000	7,445,000
Series 2003 C3, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	6,000,000	6,000,000
Series 2006 A3, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	9,285,000	9,285,000
Series 2007 A3, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	18,360,000	18,360,000
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	1,175,000	1,175,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3323, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,970,000	3,970,000
Series Putters 3518, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,245,000	5,245,000
Series Putters 3698 Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,800,000	6,800,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	15,390,000	15,390,000
Series EGL 06 47 Class A, 0.28% (Liquidity Facility Citibank NA) (b)(e)	51,905,000	51,905,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0066, 0.28% (Liquidity Facility Citibank NA) (b)(e)	$ 10,600,000	$ 10,600,000
Series PT 4639, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(e)	9,235,000	9,235,000
Series Putters 1955, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,140,000	10,140,000
Series ROC II R 11722, 0.28% (Liquidity Facility Citibank NA) (b)(e)	5,235,000	5,235,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.26%, LOC HSBC Bank USA, NA, VRDN (b)	2,470,000	2,470,000
(City Univ. Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (b)	39,900,000	39,900,000
(College of New Rochelle Proj.) Series 2008, 0.36%, LOC RBS Citizens NA, VRDN (b)	16,300,000	16,300,000
(Culinary Institute of America Proj.) Series 2004 D, 0.25%, LOC TD Banknorth, NA, VRDN (b)	3,000,000	3,000,000
(Mental Health Svcs. Facilities Impt. Proj.) Series 2003 D2H, 0.24%, LOC Royal Bank of Canada, VRDN (b)	2,100,000	2,100,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	3,975,000	3,975,000
(North Shore - Long Island Jewish Obligated Group Proj.):
Series 2009 C, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	7,100,000	7,100,000
Series 2009 D, 0.26%, LOC Bank of America NA, VRDN (b)	3,700,000	3,700,000
(Pratt Institute Proj.) Series 2009 A, 0.27%, LOC TD Banknorth, NA, VRDN (b)	12,500,000	12,500,000
(The Culinary Institute of America Proj.) Series 2006, 0.25%, LOC TD Banknorth, NA, VRDN (b)	8,350,000	8,350,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	8,400,000	8,400,000
Series 2008 A1, 0.24%, LOC Bank of America NA, VRDN (b)	10,900,000	10,900,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Putters 3155, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,810,000	6,810,000
Series Putters 3376, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,450,000	4,450,000
Series ROC II R 11840, 0.28% (Liquidity Facility Citibank NA) (b)(e)	3,590,000	3,590,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,185,000	$ 3,185,000
New York Hsg. Fin. Agcy. Rev.:
(320 West 38th Street Hsg. Proj.):
Series 2008 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	60,000,000	60,000,000
Series 2009 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	21,910,000	21,910,000
(42nd and 10th Hsg. Proj.) Series 2008 A, 0.27%, LOC Landesbank Baden-Wuert, VRDN (b)	35,500,000	35,500,000
(505 West 37th Street Proj.) Series 2009 B, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (b)	12,500,000	12,500,000
(600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.28%, LOC Bank of New York, New York, VRDN (b)	2,000,000	2,000,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	6,100,000	6,100,000
Series 2009 B, 0.23%, LOC Wells Fargo Bank NA, VRDN (b)	1,320,000	1,320,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.25%, LOC Fannie Mae, VRDN (b)	48,000,000	48,000,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	8,400,000	8,400,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 I, 0.28%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,500,000	6,500,000
Series 2003 L, 0.24%, LOC Bank of America NA, VRDN (b)	22,420,000	22,420,000
Series 2003 M1, 0.24%, LOC Bank of America NA, VRDN (b)	7,800,000	7,800,000
New York Local Govt. Assistance Corp.:
Series 2008 B, 0.23% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,300,000	3,300,000
Series 2008 B3V, 0.24% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,800,000	10,800,000
Series 2008 BV2, 0.38% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	16,600,000	16,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 B1, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	19,045,000	19,045,000
Series 2008 B2, 0.25%, LOC BNP Paribas SA, VRDN (b)	10,495,000	10,495,000
Series 2008 B3, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (b)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2008 B4, 0.25%, LOC KBC Bank NV, VRDN (b)	$ 4,145,000	$ 4,145,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 E1, 0.24%, LOC BNP Paribas New York Branch, VRDN (b)	16,000,000	16,000,000
Series A, 0.4% 8/11/10, LOC ABN-AMRO Bank NV, CP	7,200,000	7,200,000
Series B, 0.35% 8/10/10, LOC ABN-AMRO Bank NV, CP	30,400,000	30,400,000
Series C, 0.4% 10/13/10, LOC ABN-AMRO Bank NV, CP	11,800,000	11,800,000
New York Pwr. Auth.:
Series 1:
0.32% 9/16/10, CP	5,900,000	5,900,000
0.33% 8/4/10, CP	5,000,000	5,000,000
0.33% 8/4/10, CP	5,000,000	5,000,000
0.35% 8/18/10, CP	2,500,000	2,500,000
0.35% 10/8/10, CP	14,773,000	14,773,000
0.37% 4/26/11, CP	41,838,000	41,838,000
0.43% 10/8/10, CP	9,996,000	9,996,000
Series 2, 0.35% 10/7/10, CP	1,610,000	1,610,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2005 A3, 0.27%, LOC Mizuho Corporate Bank Ltd., VRDN (b)	15,900,000	15,900,000
New York State Gen. Oblig. Bonds Series 2009 C, 2% 8/1/10	2,560,000	2,560,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,765,000	14,765,000
New York Urban Dev. Corp. Rev. Participating VRDN:
Series Putters 2283, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,930,000	15,930,000
Series Putters 2750, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000,000	1,000,000
Series Putters 3470, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,995,000	11,995,000
Series SG 163, 0.28% (Liquidity Facility Societe Generale) (b)(e)	10,760,000	10,760,000
Newburgh City School District BAN Series 2010 A, 1.5% 12/17/10	10,000,000	10,037,779
North Hempstead Gen. Oblig. BAN Series 2010 B, 1.5% 6/10/11	9,335,000	9,421,855
Oceanside Union Free School District TAN 1.5% 6/23/11	20,000,000	20,184,852
Rockville Ctr. Union Free School District TAN 1.25% 6/24/11 (a)	2,000,000	2,014,060
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Suffolk County Wtr. Auth. Wtrwks. Rev. Participating VRDN Series Putters 3357, 0.31% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,265,000	$ 3,265,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,400,000	4,400,000
Series 2003 B, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	26,650,000	26,650,000
Series 2005 A, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	11,395,000	11,395,000
Series 2005 B3, 0.33% (Liquidity Facility Bank of America NA), VRDN (b)	29,065,000	29,065,000
Series 2005 B4, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	24,105,000	24,105,000
Union-Endicott Central School District BAN Series 2009, 2% 8/13/10	6,400,000	6,401,897
		1,555,636,900
New York & New Jersey - 3.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,405,000	1,405,000
Series ROC II R 11439, 0.29% (Liquidity Facility Citibank NA) (b)(e)	7,200,000	7,200,000
Series 2004 2, 0.34%, VRDN (b)	8,300,000	8,300,000
Series 2006 3, 0.34%, VRDN (b)	22,120,000	22,120,000
Series 2008 2, 0.34%, VRDN (b)	13,810,000	13,810,000
Series B:
0.4% 8/19/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,545,000	4,545,000
0.45% 9/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP	4,720,000	4,720,000
		62,100,000
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.49%, VRDN (b)	5,700,000	5,700,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.37%, LOC RBS Citizens NA, VRDN (b)	3,200,000	3,200,000
		8,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 1,900,000	$ 1,900,000
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)	9,200,000	9,200,000
Texas - 0.8%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.68%, LOC Compass Bank, VRDN (b)	9,625,000	9,625,000
Series 2008 B, 0.68%, LOC Compass Bank, VRDN (b)	4,730,000	4,730,000
		14,355,000
Washington - 0.3%
Washington Gen. Oblig. Participating VRDN Series BA 1212, 0.28% (Liquidity Facility Bank of America NA) (b)(e)	4,640,000	4,640,000
	Shares
Other - 4.8%
Fidelity Tax-Free Cash Central Fund, 0.26% (c)(d)	85,720,000	85,720,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,789,066,900)		1,789,066,900
NET OTHER ASSETS (LIABILITIES) - 0.7%		13,352,607
NET ASSETS - 100%		$ 1,802,419,507
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 86,636
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,703,346,900)	$ 1,703,346,900
Fidelity Central Funds (cost $85,720,000)	85,720,000
Total Investments (cost $1,789,066,900)		$ 1,789,066,900
Cash		160,716
Receivable for investments sold		16,000,358
Receivable for fund shares sold		1,161,203
Interest receivable		1,369,622
Distributions receivable from Fidelity Central Funds		24,793
Receivable from investment adviser for expense reductions		46,055
Other receivables		672
Total assets		1,807,830,319

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,014,060
Payable for fund shares redeemed	2,566,977
Distributions payable	10,266
Accrued management fee	303,744
Transfer agent fee payable	297,884
Distribution fees payable	372
Other affiliated payables	362
Other payables and accrued expenses	217,147
Total liabilities		5,410,812

Net Assets		$ 1,802,419,507
Net Assets consist of:
Paid in capital		$ 1,802,321,136
Distributions in excess of net investment income		(32)
Accumulated undistributed net realized gain (loss) on investments		98,403
Net Assets		$ 1,802,419,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2010 (Unaudited)

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($614,401,808 ÷ 613,782,343 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,182,849,352 ÷ 1,182,111,797 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($5,168,347 ÷ 5,164,541 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2010 (Unaudited)

Investment Income
Interest		$ 2,708,681
Income from Fidelity Central Funds		86,636
Total income		2,795,317

Expenses
Management fee	$ 1,883,778
Transfer agent fees	639,259
Distribution fees	6,704
Independent trustees' compensation	3,517
Total expenses before reductions	2,533,258
Expense reductions	(384,530)	2,148,728
Net investment income		646,589
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		49,538
Net increase in net assets resulting from operations		$ 696,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2010 (Unaudited)	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 646,589	$ 5,767,454
Net realized gain (loss)	49,538	87,207
Net increase in net assets resulting from operations	696,127	5,854,661
Distributions to shareholders from net investment income	(646,621)	(5,765,735)
Distributions to shareholders from net realized gain	-	(44,919)
Total distributions	(646,621)	(5,810,654)
Share transactions - net increase (decrease)	(339,395,353)	(724,662,091)
Total increase (decrease) in net assets	(339,345,847)	(724,618,084)

Net Assets
Beginning of period	2,141,765,354	2,866,383,438
End of period (including distributions in excess of net investment income of $32 and $0, respectively)	$ 1,802,419,507	$ 2,141,765,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York AMT Tax-Free Money Market

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Invest- ment Operations
Net investment income	- F	.002	.016	.033	.031	.022
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from invest- ment operations	- F	.002	.016	.033	.031	.022
Distributions from net investment income	- F	(.002)	(.016)	(.033)	(.031)	(.022)
Distributions from net realized gain	-	- F	- F	- F	-	-
Total distributions	- F	(.002)	(.016)	(.033)	(.031)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.16%	1.65%	3.35%	3.15%	2.20%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.34%	.32%	.33%	.43%	.43%
Expenses net of fee waivers, if any	.28% A	.33%	.32%	.32%	.40%	.40%
Expenses net of all reductions	.28% A	.33%	.27%	.25%	.32%	.32%
Net investment income	.02% A	.17%	1.66%	3.30%	3.12%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 614,402	$ 727,667	$ 1,077,634	$ 1,400,064	$ 2,203,387	$ 1,557,168

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-
Total from investment operations	.001	.002	.017	.027
Distributions from net investment income	(.001)	(.002)	(.017)	(.027)
Distributions from net realized gain	-	- G	- G	- G
Total distributions	(.001)	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.25%	1.75%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.20% A	.23%	.21%	.20% A
Expenses net of all reductions	.20% A	.23%	.17%	.14% A
Net investment income	.10% A	.26%	1.76%	3.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,182,849	$ 1,408,276	$ 1,775,558	$ 2,467,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2010	Years ended January 31,
	(Unaudited)	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- H	.001	.015	.025
Net realized and unrealized gain (loss) H	-	-	-	-
Total from investment operations	- H	.001	.015	.025
Distributions from net investment income	- H	(.001)	(.015)	(.025)
Distributions from net realized gain	-	- H	- H	- H
Total distributions	- H	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.08%	1.50%	2.52%
Ratios to Average Net Assets D, G
Expenses before reductions	.50% A	.54%	.51%	.50% A
Expenses net of fee waivers, if any	.29% A	.43%	.46%	.45% A
Expenses net of all reductions	.29% A	.42%	.42%	.40% A
Net investment income	.01% A	.07%	1.51%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,168	$ 5,823	$ 13,192	$ 29,669

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2010 (Unaudited)

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 1,789,066,900

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amount retained by FDC were as follows:

	Service Fee	Total Fees *	Retained by FDC
Service Class	.25%	$ 6,704	$ 196

* During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets *
New York AMT Tax-Free Money Market	$ 334,424.10
Institutional Class	303,494.05
Service Class	1,341.05
	$ 639,259

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $315,484 and $1,448, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

New York AMT Tax-Free Money Market	$ 62,451
Service Class	4,290

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $857.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
From net investment income
New York AMT Tax-Free Money Market	$ 54,282	$ 1,572,123
Institutional Class	592,073	4,184,954
Service Class	266	8,658
Total	$ 646,621	$ 5,765,735
From net realized gain
New York AMT Tax-Free Money Market	$ -	$ 15,638
Institutional Class	-	29,157
Service Class	-	124
Total	$ -	$ 44,919

Semiannual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2010	Year ended January 31, 2010
New York AMT Tax-Free Money Market Shares sold	63,299,754	274,235,516
Reinvestment of distributions	50,531	1,466,760
Shares redeemed	(176,605,014)	(625,569,455)
Net increase (decrease)	(113,254,729)	(349,867,179)
Institutional Class Shares sold	260,940,245	523,560,086
Reinvestment of distributions	548,934	3,993,271
Shares redeemed	(486,974,084)	(894,980,949)
Net increase (decrease)	(225,484,905)	(367,427,592)
Service Class Shares sold	7,184,383	18,153,250
Reinvestment of distributions	266	8,715
Shares redeemed	(7,840,368)	(25,529,285)
Net increase (decrease)	(655,719)	(7,367,320)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NYS-USAN-0910
1.789294.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 4, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 4, 2010